Capital Southwest Corporation Q1 2020 Earnings Presentation August 6, 2019 5400 Lyndon B. Johnson Freeway, Suite 1300 | Dallas, Texas 75240 | 214.238.5700 | capitalsouthwest.com

Important Notices • These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Capital Southwest. • These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of Capital Southwest. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in Capital Southwest’s public filings with the Securities and Exchange Commission. • There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Capital Southwest’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by Capital Southwest will be profitable or will equal the performance of these investments. • The information contained herein has been derived from financial statements and other documents provided by the portfolio companies unless otherwise stated. • Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of Capital Southwest’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which Capital Southwest’s expected returns are based. In many instances, Capital Southwest will not determine the timing or manner of sale of its portfolio companies. Page 2

Forward-Looking Statements • This presentation contains forward-looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2019 and its subsequent filings with the Securities and Exchange Commission, including the "Risk Factors" section therein. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward-looking statements. Capital Southwest does not assume any obligation to revise or to update these forward-looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 3

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 4

CSWC Company Overview CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly-traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes (“CSWCL”) • Internally Managed BDC with RIC tax treatment for U.S. federal income tax purposes • December 2014: announced intent to spin-off industrial growth company (“CSW Industrials”; Nasdaq: "CSWI") tax free • January 2015: launched credit investment strategy • September 2015: completed tax free spin off of CSWI • 21 employees based in Dallas, Texas • Total Balance Sheet Assets of $564MM as of June 30, 2019 • Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (Nasdaq: “MAIN”) Page 5

Q1 2020 Highlights Financial Highlights • Q1 2020 Pre-Tax Net Investment Income (“NII”) of $7.7MM or $0.44 per share • Paid $0.39 per share in Regular Dividends, plus $0.10 per share Supplemental Dividend ◦ Total Dividends for the quarter of $0.49 per share • Investment Portfolio at Fair Value increased to $533MM from $524MM in prior quarter ◦ $34.7MM committed to two new portfolio companies and two add-ons ◦ $20.0MM in proceeds from exit of one portfolio company, generating a realized gain of $0.2MM and IRR of 10.9% • Received $2.9MM dividend from I-45 SLF, an annualized yield of 17.7% at fair value ◦ Up from $2.5MM in prior quarter • Raised $4.2MM in gross proceeds through Equity ATM Program during the quarter ◦ Sold 195,549 shares at a weighted average price of $21.66 per share (1.17x NAV per share) ◦ Cumulatively, raised $9.9MM in gross proceeds at a weighted average price of $21.55 per share since inception of the Equity ATM Program in March 2019 • Upsized Revolving Credit Facility by $25MM to $295MM in commitments in May 2019 • $140.6MM available on Credit Facility and $12.0MM in cash and cash equivalents as of quarter end Page 6

Track Record of Increasing Dividends Continues • In the last twelve months ending 6/30/19, CSWC generated $1.62 per share in Pre-Tax NII and paid out $1.47 per share in regular dividends ◦ Fifteen consecutive quarters of regular dividend per share growth • Cumulative Regular Dividend Coverage of 105% since the 2015 spin-off • Announced Supplemental Dividend Program in June 2018 ◦ Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval $1.0 19.7% $0.89 $0.8 e r a h S $0.6 9.1% 9.4% r 10.6% 0.60 9.6% e 9.3% $0.49 $0.50 P $0.48 $0.45 $0.46 d $0.44 n 0.10 0.10 0.10 e $0.4 6.6% 0.10 d 6.3% 0.10 i 5.6% v 5.2% i 0.26 $0.28 4.2% $0.26 D $0.24 $0.21 3.0% $0.17 $0.2 1.8% 0.38 0.39 0.40 1.2% $0.11 0.34 0.36 0.24 0.26 0.28 0.29 $0.04 $0.06 0.17 0.19 0.21 0.06 0.11 $0.0 0.04 /16 /16 /16 /16 /17 /17 /17 /17 /18 018 018 018 019 019 019 3/31 6/30 9/30 2/31 3/31 6/30 9/30 2/31 3/31 0/2 0/2 1/2 1/2 0/2 0/2 0 0 0 1 0 0 0 1 0 6/3 9/3 12/3 3/3 6/3 9/3 Regular Dividend Per Share Supplemental Dividend Per Share Dividend Yield – Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Page 7

Two Pronged Investment Strategy CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2.0x – 4.0x Debt to EBITDA through CSWC debt position • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non-sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3.0x – 5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating rate first and second lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Page 8

Strong Track Record and Growing First Lien Credit Portfolio CSWC Credit Portfolio heavily weighted towards First Lien and LMM Investments • First Lien and LMM Investments have increased to 87% and 76% of the credit portfolio, respectively, as of 6/30/19 Credit Portfolio Heavily Weighted to First Lien Robust LMM Credit Portfolio Growth 500.0 500.0 400.0 $381.7 400.0 $381.7 $367.7 $367.7 $350.7 $350.7 $336.7 $336.7 24% ) 87% ) 22% s 300.0 86% s 23% n 300.0 $272.1 n $272.1 o 26% o i i l l l $239.1 86% $239.1 l i $226.5 85% i $226.5 M 27% M ( 200.0 $181.7$187.3 86% ( $187.3 76% $ 200.0 $181.7 28% 78% $167.5 82% $ $167.5 31% $151.4 $151.4 $137.6 79% $137.6 77% 73% 45% 74% 69% 51% 73% 100.0 60% 64% 100.0 58% 62% 78% 69% 72% 80% 49% 55% 27% 32% 28% 22% 17% 13% 10% 7% 9% 10% 10% 9% 42% 0.0 11% 8% 8% 9% 10% 8% 8% 7% 6% 4% 4% 4% 0.0 20% 22% 6 6 7 7 7 7 8 8 8 8 9 9 1 1 1 1 1 1 1 1 1 1 1 1 16 16 17 17 17 17 18 18 18 18 19 19 /20 /20 /20 /20 /20 /20 /20 /20 /20 /20 /20 /20 0 0 0 0 0 0 0 0 0 0 0 0 0 1 1 0 0 1 1 0 0 1 1 0 0/2 1/2 1/2 0/2 0/2 1/2 1/2 0/2 0/2 1/2 1/2 0/2 9/3 2/3 3/3 6/3 9/3 2/3 3/3 6/3 9/3 2/3 3/3 6/3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 1 1 1 9 12 3 6 9 12 3 6 9 12 3 6 Sub-Debt Second Lien First Lien LMM UMM Page 9

CSWC Originations - Q1 2020 $34.7MM in new committed investments during the quarter (all funded at close) at a weighted average debt YTM of 11.1% Portfolio Origination Q1 2020 Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity Media, Marketing & Vistar Media, Inc. Entertainment 1st Lien / Warrants LMM $6,600 $0 $0 10.00% 13.90% Zenfolio, Inc. Business Services 1st Lien LMM $1,108 $0 $0 9.00% 16.40% iEnergizer Limited Business Services 1st Lien UMM $15,000 $0 $0 6.00% 9.20% Driven, Inc. Business Services 1st Lien LMM $12,000 $0 $0 8.00% 11.51% Total $34,708 $0 $0 7.5% 11.1% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 10

Track Record of CSWC Exits Continues $20.0MM in proceeds from one exit during the quarter • Exited Prism Spectrum Holdings generating a realized gain of $0.2MM and IRR of 10.9% • Cumulative IRR of 15.7% on 26 portfolio exits generating $181.9MM in proceeds since launch of credit strategy in January 2015 Portfolio Repayments and Exits Q1 2020 Net Proceeds Realized Gain Name Industry Type Market ($000) ($000s) IRR Prism Spectrum Holdings Environmental Services 1st Lien / Equity LMM $20,000 $226 10.88% Total / Weighted Average $20,000 $226 10.9% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 11

CSWC Portfolio Asset Mix by Market Maintaining conservative portfolio leverage while receiving attractive risk adjusted returns Investment Portfolio - Statistics Q1 2020 Lower Middle Upper Middle (1) (In Thousands) Market Market Number of Portfolio Companies 26 11 Total Cost $324,025 $96,849 Total Fair Value $376,985 $91,693 Average Hold Size (at Cost) $12,463 $8,804 % First Lien Investments (at Cost) 78.0% 84.8% % Second Lien Investments (at Cost) 6.6% 15.2% % Subordinated Debt Investments (at Cost) 4.5% 0.0% % Equity (at Cost) 10.9% 0.0% Wtd. Avg. Yield (2)(3) 12.2% 9.9% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $8.8 $65.6 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.4x 3.4x Note: All metrics above exclude the I-45 Senior Loan Fund (1) At June 30, 2019, we had equity ownership in approximately 69.2% of our LMM investments (2) The weighted-average annual effective yields were computed using the effective interest rates during the quarter for all debt investments at cost as of June 30, 2019, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor (3) Weighted average metrics are calculated using investment cost basis weighting (4) Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment. For the quarter ended June 30, 2019, one portfolio company is excluded from this calculation due to reporting a debt to adjusted EBITDA ratio that was not meaningful Page 12

CSWC Portfolio Mix as of 6/30/19 at Fair Value Current Investment Portfolio of $533MM continues to be diverse across industries Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Telecommunications: 1% Software & IT Services: 1% Restaurants: 1% Financial Services: 2% Energy Services (Midstream): 2% MRI (dba Equity Co- Environmental Services: 2% Commodities & Mining: 2% SpotSee Investments: 6% Transportation & Logistics: Business Services: Holdings): 10% 4% 15% Senior Subordinated Debt: 3% Consumer Services: 4% Second Lien: 7% Media, Marketing, & Consumer Products and Retail: 4% Entertainment: 12% Distribution: I-45 SLF LLC First Lien: 5% (95% first lien): 62% Food, 12% Agriculture & Beverage: 5% I-45 SLF LLC: 12% Healthcare Products: 6% Industrial Healthcare Products: 10% Services: 11% Page 13

I-45 Portfolio Overview I-45 loan portfolio of $235MM is 95% first lien with average hold size of 2.0% of the I-45 portfolio Current I-45 Portfolio (By Type) Current I-45 Portfolio (By Industry) 5% 2% Telecommunications 2% Telecommunications 2% 17% 3% 4% 7% 13% Retail 5% 95% 4% Retail 2% 11% 7% Healthcare & Pharmaceuticals 9% 9% Capital EquipmentCapital Equipment First Lien Second Lien Services: Consumer I-45 Portfolio Statistics (In Thousands) 9/30/2018 12/31/2018 3/31/2019 6/30/2019 Total Debt Investments at Fair Value $229,711 $238,727 $237,547 $234,700 Number of Issuers 46 48 48 50 Wtd. Avg. Issuer EBITDA $72,253 $69,738 $68,109 $70,807 Avg. Investment Size as a % of Portfolio 2.2% 2.1% 2.1% 2.0% Wtd. Avg. Net Leverage on Investments (1) 3.8x 3.7x 3.6x(2) 3.9x(2) Wtd. Avg. Spread to LIBOR 6.3% 6.3% 6.3% 6.4% Wtd. Avg. Duration (Yrs) 4.4 4.2 3.9 4.0 (1) Through I-45 Security (2) One portfolio company is excluded from this calculation due to a reported debt to adjusted EBITDA ratio that was not meaningful Page 14

Income Statement Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 9/30/18 12/31/18 3/31/19 6/30/19 Investment Income Interest Income $9,232 $10,070 $10,320 $11,346 Dividend Income 3,158 3,352 3,342 4,019 Fees and Other Income 205 449 646 434 Total Investment Income $12,595 $13,871 $14,308 $15,799 Expenses Cash Compensation $1,963 $2,007 $1,835 $2,021 Share Based Compensation 482 607 707 837 General & Administrative 1,239 1,134 1,233 1,451 Total Expenses (excluding Interest) $3,684 $3,748 $3,775 $4,309 Interest Expense $3,109 $3,347 $3,349 $3,806 Pre-Tax Net Investment Income $5,802 $6,776 $7,184 $7,684 Taxes and Gain / (Loss) Income Tax Benefit (Expense) $(256) $(101) $(312) $(324) Net realized gain (loss) on investments 94 1,883 58 1,217 Net increase (decrease) in unrealized appreciation of investments 948 (4,238) 3,567 (1,864) Net increase (decrease) in net assets resulting from operations $6,588 $4,320 $10,497 $6,713 Weighted Average Diluted Shares Outstanding 16,323 17,123 17,296 17,536 Pre-Tax Net Investment Income Per Dil. Wtd. Average Share $0.36 $0.40 $0.42 $0.44 Page 15

Operating Leverage Trend Continue to realize operating efficiencies of internally-managed structure migrating to a target operating leverage of sub-2.5% $1,000 6% s t e s $800 s 5% A g v A ) 4.9% f M o M $564 $600% $ $552 ( s s a t e 4.2% 4% s s e s $417 s A n l e a $400 p t 3.7% $326 x o E T $284 g n i 3% t 3.1% a 3.0% r $200 e p O $0 2% FY 16 FY 17 FY 18 FY 19 Q1 FY20 Period Ending Total Assets Operating Expenses(1) as % of Average Total Assets Note: FY16 includes only the quarters after the 2015 spin-off. Q1 FY20 is quarterly annualized. (1) Operating expenses exclude interest expense Page 16

Balance Sheet Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 9/30/18 12/31/18 3/31/19 6/30/19 Assets Portfolio Investments $491,601 $496,740 $524,071 $533,491 Cash & Cash Equivalents 10,193 10,774 9,924 11,969 Deferred Tax Asset 2,060 2,294 1,807 1,672 Other Assets 12,653 13,973 16,041 17,044 Total Assets $516,507 $523,781 $551,843 $564,176 Liabilities December 2022 Notes $73,407 $74,960 $75,099 $75,440 Credit Facility 127,000 122,000 141,000 151,000 Other Liabilities 8,252 9,145 9,781 8,922 Total Liabilities $208,659 $206,105 $225,880 $235,362 Shareholders Equity Net Asset Value $307,848 $317,676 $325,963 $328,814 NAV per Share(1) $18.84 $18.43 $18.62 $18.58 Debt to Equity 0.65x 0.62x 0.66x 0.69x (1) NAV per Share includes the impact of $0.40 per share in supplemental dividends paid over the last 12 months Page 17

Significant Unused Debt Capacity with Long-Term Duration

Earliest Debt Maturity occurs in July 2022

Facility	Total Commitments	Interest Rate	Maturity	Principal Drawn	Undrawn Commitment
Credit Facility[(1)]	$295.0 MM	L + 2.50% subject to certain conditions	December 2023	$151.0 MM	$140.6 MM[(3)]
December 2022 Notes (NASDAQ: "CSWCL") [(2)]	$77.1 MM	5.95%	December 2022	$77.1 MM	N/A
I-45 Credit Facility [(4)]	$165.0 MM	L + 2.40%	July 2022	$155.0 MM	$10.0 MM



Long-Term Debt Obligations (Calendar Year)
Principal Payments ($MM)
$250
$225
$200
$175
$150
$125
$100
$75
$50
$25
$0
$232.1
$155.0
$77.1
$151.0
$151.0
CY2019
CY2020
CY2021
CY2022
CY2023
CY2024
Credit Facility
December 2022 Notes
I-45 Credit Facility

(1) The facility has an accordion feature that allows for an increase in total commitments up to $350 MM. Principal Drawn is based upon outstanding balances as of 6/30/19
(2) Redeemable at CSWC's option beginning December 2019. Principal drawn is based upon outstanding balances as of 6/30/19
(3) Net of $3.4 MM in letters of credit outstanding
(4) CSWC owns 80% of the equity and 50% of the voting rights of I-45 SLF LLC with a joint venture partner

CSWC capital southwest

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Portfolio Statistics Continuing to build a well performing credit portfolio Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 9/30/18 12/31/18 3/31/19 6/30/19 Portfolio Statistics Fair Value of Debt Investments $336,717 $350,685 $367,727 $381,704 Average Debt Investment Hold Size $10,204 $10,627 $10,506 $10,906 Fair Value of Debt Investments as a % of Par 99% 98% 97% 97% % of Investment Portfolio on Non-Accrual (at Fair Value) 0.0% 1.7% 2.0% 1.5% Weighted Average Investment Rating (1) 2.0 1.9 1.9 1.9 Weighted Average Yield on Debt Investments 11.61% 11.56% 11.58% 11.73% Total Fair Value of Portfolio Investments $491,601 $496,740 $524,071 $533,491 Weighted Average Yield on all Portfolio Investments (2) 11.02% 11.08% 10.96% 11.73% Investment Mix (Debt vs. Equity) (3) (4) 79% / 21% 81% / 19% 80% / 20% 81% / 19% Investment Mix (Yielding vs. Non-Yielding) (4) 92% / 8% 94% / 6% 94% / 6% 95% / 5% (1) CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 (2) Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund (3) Excludes CSWC equity investment in I-45 Senior Loan Fund (4) At Fair Value Page 19

Investment Income Detail Constructing a portfolio of investments with recurring cash yield • Non-Cash and Non-Recurring investment income remain a minor portion of Total Investment Income Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 9/30/18 12/31/18 3/31/19 6/30/19 Investment Income Breakdown Cash Interest $8,815 $9,561 $9,760 $10,526 Cash Dividends 3,112 3,295 3,282 3,959 PIK Income 93 211 298 424 Amortization of purchase discounts and fees 375 367 336 472 Management/Admin Fees 191 206 197 211 Prepayment Fees & Other Income 9 231 435 207 Total Investment Income $12,595 $13,871 $14,308 $15,799 Key Metrics Cash Income as a % of Investment Income 96% 96% 96% 94% % of Total Investment Income that is Recurring (1) 99% 98% 97% 96% (1) Non-Recurring income principally made up of loan prepayment and amendment fees Page 20

Key Financial Metrics Strong Pre-Tax Net Investment Income and Regular Dividend growth driven by net portfolio growth and investment performance Quarter Ended Quarter Ended Quarter Ended Quarter Ended 9/30/18 12/31/18 3/31/19 6/30/19 Key Financial Metrics Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.36 $0.40 $0.42 $0.44 Pre-Tax Net Investment Income Return on Equity (ROE)(1) 7.53% 8.40% 9.01% 9.41% Realized Earnings Per Wtd Avg Diluted Share $0.35 $0.50 $0.40 $0.49 Realized Earnings Return on Equity (ROE)(1) 7.32% 10.61% 8.70% 10.51% Earnings Per Wtd Avg Diluted Share $0.40 $0.25 $0.61 $0.38 Total Earnings Return on Equity (ROE)(1) 8.56% 5.36% 13.17% 8.22% Regular Dividends per Share $0.34 $0.36 $0.38 $0.39 Supplemental Dividends per Share $0.10 $0.10 $0.10 $0.10 Total Dividends per Share $0.44 $0.46 $0.48 $0.49 Dividend Yield (2) 9.27% 9.57% 9.13% 9.36% (1) Return on Equity is calculated as the quarterly annualized Pre-Tax NII, Realized Earnings, or Total Earnings, respectively, divided by equity at the end of the prior quarter (2) Dividend Yield is calculated as the quarterly annualized Total Dividend divided by share price at quarter end Page 21

Interest Rate Sensitivity Fixed vs. Floating Portfolio Exposure (1) 3% 97% Fixed Floating Illustrative Annual Illustrative Annual NII Change in Base Interest Rates NII Change ($'s) Change (Per Share) (100 bps) $(2,310,579) $(0.13) (75 bps) (1,787,054) (0.10) (50 bps) (1,263,529) (0.07) (25 bps) (692,713) (0.04) 25 bps 692,713 0.04 50 bps 1,387,323 0.08 75 bps 2,085,706 0.12 100 bps 2,784,089 0.16 (1) Portfolio Exposure includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Note: Illustrative change in annual NII is based on a projection of CSWC’s existing debt investments as of 6/30/19, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 2.32% at 6/30/19. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities Page 22

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors Bowen S. Diehl March 31 Bowen S. Diehl President & Chief Executive Officer Independent Directors Independent Auditor David R. Brooks Michael S. Sarner RSM US Christine S. Battist Chief Financial Officer, Secretary & Treasurer Chicago, IL T. Duane Morgan Jack D. Furst William R. Thomas Investor Relations Corporate Counsel Michael S. Sarner Capital Southwest Eversheds Sutherland (US) LLP 214-884-3829 Corporate Offices & Website msarner@capitalsouthwest.com 5400 LBJ Freeway Transfer Agent 13th Floor Securities Listing American Stock Transfer & Trust Company, LLC Dallas, TX 75240 Nasdaq: "CSWC" (Common Stock) 800-937-5449 http://www.capitalsouthwest.com Nasdaq: "CSWCL" (Notes) www.amstock.com Industry Analyst Coverage Firm Analyst Contact Information Ladenburg Thalmann Mickey M. Schleien, CFA Direct: 305-572-4131 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 JMP Securities Christopher York Direct: 415-835-8965 B. Riley FBR Tim Hayes Direct: 703-312-1819 Page 23